WARRANT LIABILITY	12 Months Ended
Mar. 31, 2022
Warrant Liability
WARRANT LIABILITY

NOTE 16. WARRANT LIABILITY

Below is the roll-forward of warrants issued by entity (see Note 14, “Unsecured Notes Payable”):

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2021	$6.64	49,701	$1,120
Exercise of warrants as of March 31, 2022	$6.64	(15,813)	(235)
Fair value adjustment as of March 31, 2022 (1) (2)	–	–	(852)
Warrants outstanding, March 31, 2022	$6.64	33,888	$33

(1) Portage warrant liability valued at contract price, adjusted for fair value using the Black-Scholes model.

The Black-Scholes assumptions used in the fair value calculation of the warrants as of March 31, 2022 were:

Risk free rate: 1.06%

Expected Dividend: $0

Expected Life: 0.53 years

Volatility: 51.49%

(2)	The Company recognized a gain (loss) of $0.9 million, $(0.8) million and $0.02 million in the years ended March 31, 2022, 2021 and 2020, respectively, to reflect the change in fair value of the underlying warrants. The warrants expire in October 2022.